CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Operating Expenses [Abstract]
General and administrative expenses	$ 15,671
Total operating expenses	(15,671)
Net loss	$ (15,671)	$ (15,671)